Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposure to Credit Risk (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 267,349,317	$ 307,633,542
Less: Allowance for ECL	(9,928,122)	(6,901,953)
Loans and receivables	$ 257,421,195	$ 300,731,589
Percentage of maximum exposure to credit risk	100.00%	100.00%
Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 74,292,453	$ 134,198,106
Percentage of maximum exposure to credit risk	100.00%	100.00%
Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 193,056,864	$ 173,435,436
Percentage of maximum exposure to credit risk	100.00%	100.00%
High grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%
High grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%
High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 64,284,032
Percentage of credit quality of loans	86.53%
Standard grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%
Standard grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%
Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 4,196,819
Percentage of credit quality of loans	5.65%
Sub-standard grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%
Sub-standard grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%
Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 2,261,352
Percentage of credit quality of loans	3.04%
Impaired [member]
Disclosure of credit risk exposure [line items]
Range PD	100.00%
Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,562,674	$ 1,892,451
Percentage of maximum exposure to credit risk		1.41%
Percentage of credit quality of loans	2.10%
Range PD		100.00%
Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,467,196	$ 3,380,380
Percentage of maximum exposure to credit risk	0.76%	1.95%
Range PD	100.00%	100.00%
Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 257,094,822	$ 293,639,805
Percentage of maximum exposure to credit risk	96.17%	95.45%
Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 70,742,203	$ 130,916,592
Percentage of maximum exposure to credit risk	95.22%	97.55%
Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 186,352,619	$ 162,723,213
Percentage of maximum exposure to credit risk	96.53%	93.82%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 121,125,836
Percentage of maximum exposure to credit risk		90.26%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		0.00%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		3.50%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 139,416,249	$ 113,888,133
Percentage of maximum exposure to credit risk	72.22%	65.66%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 1,210,133
Percentage of maximum exposure to credit risk		0.90%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		3.51%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		7.00%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 29,595,679	$ 24,120,805
Percentage of maximum exposure to credit risk	15.33%	13.91%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		$ 8,580,623
Percentage of maximum exposure to credit risk		6.39%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		33.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 17,340,691	$ 24,714,275
Percentage of maximum exposure to credit risk	8.98%	14.25%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%	33.00%
Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 7,224,625	$ 8,720,906
Percentage of maximum exposure to credit risk	2.70%	2.84%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,987,576	$ 1,389,063
Percentage of maximum exposure to credit risk	2.68%	1.04%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD		33.01%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD		99.99%
Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,237,049	$ 7,331,843
Percentage of maximum exposure to credit risk	2.71%	4.23%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Impairments stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 248,789,910	$ 280,564,677
Percentage of maximum exposure to credit risk	93.06%	91.20%
Impairments stage 1 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 68,333,255	$ 128,020,746
Percentage of maximum exposure to credit risk	91.98%	95.40%
Impairments stage 1 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 180,456,655	$ 152,543,931
Percentage of maximum exposure to credit risk	93.47%	87.95%
Impairments stage 1 [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 64,283,220
Impairments stage 1 [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,742,148
Impairments stage 1 [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	935,227
Impairments stage 1 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	247,998,859	$ 280,074,262
Impairments stage 1 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	67,960,595	128,020,746
Impairments stage 1 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	180,038,264	152,053,516
Impairments stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		121,115,116
Impairments stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	139,342,067	113,745,410
Impairments stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		25,878
Impairments stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	29,124,880	23,159,929
Impairments stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		6,879,752
Impairments stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,571,317	15,148,177
Impairments stage 1 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	791,051	490,415
Impairments stage 1 [member] | Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	372,660
Impairments stage 1 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	418,391	490,415
Impairments stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 15,529,537	$ 21,796,034
Percentage of maximum exposure to credit risk	5.81%	7.09%
Impairments stage 2 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 4,396,524	$ 4,284,909
Percentage of maximum exposure to credit risk	5.92%	3.19%
Impairments stage 2 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 11,133,013	$ 17,511,125
Percentage of maximum exposure to credit risk	5.77%	10.10%
Impairments stage 2 [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 812
Impairments stage 2 [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,454,671
Impairments stage 2 [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,326,125
Impairments stage 2 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,095,963	$ 13,565,543
Impairments stage 2 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,781,608	2,895,846
Impairments stage 2 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,314,355	10,669,697
Impairments stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,720
Impairments stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	74,182	142,723
Impairments stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,184,255
Impairments stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	470,799	960,876
Impairments stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,700,871
Impairments stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,769,374	9,566,098
Impairments stage 2 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,433,574	8,230,491
Impairments stage 2 [member] | Past due but not impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,614,916	1,389,063
Impairments stage 2 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,818,658	6,841,428
Impairments Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,029,870	$ 5,272,831
Percentage of maximum exposure to credit risk	1.13%	1.71%
Impairments Stage 3 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,562,674	$ 1,892,451
Percentage of maximum exposure to credit risk	2.10%	1.41%
Impairments Stage 3 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,467,196	$ 3,380,380
Percentage of maximum exposure to credit risk	0.76%	1.95%
Impairments Stage 3 [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,562,674	$ 1,892,451
Impairments Stage 3 [member] | Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,467,196	$ 3,380,380
Commercial [member]
Disclosure of credit risk exposure [line items]
Percentage of credit quality of loans		100.00%